DAC AND OTHER DEFERRED ASSETS/LIABILITIES - DAC Credits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the deferred asset for contractholder bonus interest credits
Balance, beginning of year		$ 404
Balance, end of year			$ 404
Changes in unearned revenue liability
Balance beginning of the period		404	430
Amortization			(26)
Balance, end of the period			404
GMxB Core
Changes in the deferred asset for contractholder bonus interest credits
Balance, beginning of year	$ 147	158
Capitalization	2	1
Amortization	(12)	(12)
Balance, end of year	137	147	158
GMxB Legacy
Changes in the deferred asset for contractholder bonus interest credits
Balance, beginning of year	222	246
Capitalization	0	0
Amortization	(22)	(24)
Balance, end of year	200	222	246
UL
Changes in unearned revenue liability
Balance beginning of the period	80	60
Capitalization	21	25
Amortization	(6)	(5)
Balance, end of the period	95	80	60
VUL
Changes in unearned revenue liability
Balance beginning of the period	619	566
Capitalization	105	92
Amortization	(40)	(39)
Balance, end of the period	684	619	566
IUL
Changes in unearned revenue liability
Balance beginning of the period	94	24
Capitalization	71	74
Amortization	(8)	(4)
Balance, end of the period	$ 157	$ 94	$ 24